Consolidated Statements Of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Income (Loss) [Abstract]
Revenues	$ 446,651	$ 445,269	$ 249,852
Cost of revenues	308,354	323,191	160,470
Gross profit	138,297	122,078	89,382
Operating expenses:
Research and development, net	47,487	50,456	25,115
Selling and marketing	77,326	81,716	37,179
General and administrative	27,519	26,524	12,328
Restructuring costs	4,608	7,834
Acquisition related costs		4,919	775
Total operating expenses	156,940	171,449	75,397
Operating profit (loss)	(18,643)	(49,371)	13,985
Financial income (expenses), net	(3,547)	(2,024)	1,255
Income (loss) before taxes on income	(22,190)	(51,395)	15,240
Taxes on income	1,201	2,259	1,178
Net income (loss)	$ (23,391)	$ (53,654)	$ 14,062
Net income (loss) per share:
Basic net income (loss) per share	$ (0.64)	$ (1.49)	$ 0.40
Diluted net income (loss) per share	$ (0.64)	$ (1.49)	$ 0.38
Weighted average number of ordinary shares used in computing basic net income or loss per share	36,457,989	35,975,434	34,854,657
Weighted average number of ordinary shares used in computing diluted net income	36,457,989	35,975,434	36,564,830